Property, Plant and Equipment, net	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, net
6.	Property, Plant and Equipment, net

Property, plant and equipment, net consist of the following:

At December 31,	2015	2016
At cost:
Buildings	$4,557	$4,557
Machinery and equipment	397	362
Leasehold improvements	1,802	1,981
Furniture and fixtures	23	24
Motor vehicles	227	275

Total	7,006	7,199
Less: accumulated depreciation	(3,420)	(3,464)

Net book value	$3,586	$3,735

Depreciation expenses were $283, $354 and $365 for the years ended December 31, 2014, 2015 and 2016, respectively.